Share-Based Payments	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payments
Note 7 - Share-Based Payments
Restricted Stock Unit Program
Genmab has established an RSU program (equity-settled share-based payment transactions) as an incentive for Genmab’s employees, members of the Executive Management, and members of the Board of Directors. RSUs granted to Executive Management are performance-based (PSUs).

	Six Months Ended
	June 30,
	2025	2024
RSUs granted	636,825	452,485
Weighted average fair value per RSU granted (DKK)	1,601.95	2,010.05

RSUs vested	180,822	130,579
Refer to Note 4.6 in the Annual Report for details on the RSU program.
Warrant Program
Genmab has established a warrant program (equity-settled share-based payment transactions) as an incentive for all Genmab employees.

	Six Months Ended
	June 30,
	2025	2024
Warrants granted	530,330	345,079
Weighted average exercise price per warrant granted (DKK)	1,604.81	2,006.50
Weighted average Black-Scholes fair value per warrant granted (DKK)	500.33	650.72

Warrants exercised	43,921	62,374
Weighted average exercise price on date of grant per warrant exercised (DKK)	1,057.95	1,208.46
% change in share capital - warrants exercised	0.07%	0.09%
Refer to Note 4.6 in the Annual Report for details on the warrant program.
Share-Based Compensation Expense
Share-based compensation expenses related to Genmab’s RSU and warrant programs for the first six months of 2025 were $58 million compared to $51 million for the first six months of 2024.
Share Repurchases
At Genmab’s Annual General Meeting on March 12, 2025, the Board of Directors was authorized to allow Genmab to acquire treasury shares with a total nominal value of up to 10% of the share capital in the period until and including March 11, 2030. The purchase price for the relevant shares may not deviate by more than 10% from the price quoted on Nasdaq Copenhagen A/S at the time of the acquisition. Such shares may only be acquired to the extent that the Company’s total holding of treasury shares does not at any time exceed a nominal value of 10% of the share capital. The authorization replaced existing previously provided authorizations to purchase treasury shares.
As announced on March 25, 2025, Genmab initiated a share buy-back program to reduce capital and to honor our commitments under the RSU program. During the first six months of 2025, Genmab acquired 2,200,000 of its own shares under the program, representing approximately 3.3% of share capital as of December 31, 2024. The total amount incurred to acquire the shares, including directly attributable costs, was $430 million and was recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings on the Condensed Consolidated Balance Sheets as of June 30, 2025. As of June 30, 2025, 3,763,698 shares were available for repurchase, and 2,651,727 treasury shares were held by Genmab.
As announced on February 14, 2024, and March 15, 2024, Genmab initiated two share buy-back programs. The purpose of the share buy-back program announced on February 14, 2024, was to honor Genmab’s commitments under the RSU program. The share buy-back program announced on March 15, 2024, was in support of Genmab’s capital allocation strategy. During the first six months of 2024, Genmab acquired 2,011,853 of its own shares, under both programs, representing approximately 3.0% of share capital as of December 31, 2023. The total amount incurred to acquire the shares, including directly attributable costs, was $560 million and was recognized as a deduction to shareholders’ equity.
Share Capital Reduction
At the Genmab’s Annual General Meeting on March 12, 2025, the decision was made to reduce the share capital with nominally DKK 2,076,853 by cancellation of 2,076,853 of the Company’s holding of shares with a nominal value of DKK 1 each. The decision was approved on April 10, 2025 by the board of directors and was consequently registered with the Danish Business Authority.